SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended				12 Months Ended
	Oct. 01, 2018	Oct. 01, 2017 $ / shares shares	Jun. 30, 2020 shares	Oct. 31, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Aug. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Sep. 30, 2019 shares	Sep. 28, 2017 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable term							5 years
Ordinary shares available for future option grants							468,284
Value of shares issued under private placement | $							$ 0		$ 188
Total compensation cost related to options granted | $							21	$ 47	$ 90
Total unrecognized compensation cost related to non-vested share-based compensation arrangements | $							$ 12
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance							482,319
Expiration date of options							Nov. 30, 2023
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares authorized for issuance							183,333
Expiration date of options							Jul. 31, 2026
Number of Ordinary shares with respect to which options may be granted thereunder to any eligible employee							50,000
Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share purchase price | $ / shares							$ 1.14
Conversion ratio							1.00
Beneficial ownership limitation							9.99%
Alpha Capital Anstalt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion of preferred shares into ordinary shares			800,000
Number of shares issued under private placement					175,439
Value of shares issued under private placement | $					$ 188
Alpha Capital Anstalt [Member] | Convertible preferred shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under private placement				1,315,789
Value of shares issued under private placement | $				$ 1,353
Minimum [Member] | Preferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion price | $ / shares							$ 0.10
Chief Executive Officer [Member] | 2003 Israeli Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		116,667
Vesting term		4 years
Vesting percentage	25.00%	12.50%
Expiration date of options		Oct. 01, 2027
Exercise price per share | $ / shares		$ 4.5									$ 2.16
Percentage of current shareholders		50.00%
Percentage of unvested options		50.00%
Vexigo Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of debt converted into shares | $						$ 1,220
Amount of debt converted into shares to warrants, shares						400,000
Warrant exercise price | $ / shares						$ 3
Warrant term						5 years
Vexigo Ltd [Member] | Former Shareholders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by warrants										330,668
Alpha Capital Anstalt [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under private placement							1,315,789	1,315,789
Value of shares issued under private placement | $							$ 1,500,000	$ 1,500,000